Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	52,112.73
Total Transaction Valuation	377,355,000.00
Total Offset Amount	0.00
Net Fee	$ 52,112.73
Offering Table N/A
Offset Table N/A	N/A